Dechert LLP
                             1775 I Street, N.W.
                            Washington, D.C. 20006


                                 July 1, 2004


Via Electronic Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re: Fenimore Asset Management Trust (the "Registrant") File Nos. 33-7190 and 811-4750


Dear Sir or Madam:

         Pursuant to Rule 497(e) under the Securities Act of 1933, please find attached on behalf of the Registrant and its two separate investment series, FAM Value Fund and FAM Equity-Income Fund (the "Funds"), the Statement of Additional Information for the Funds, as supplemented effective today. The Statement of Additional Information was previously filed with Post-Effective Amendment No. 32 which was submitted on April 29, 2004 pursuant to Rule 485(b).

         If you have any questions or comments concerning this filing, please contact the undersigned at 202.261.3364 or Cynthia D. Baughman at 202.261.3371.

                                                Sincerely,

                                                /s/ Patrick W.D. Turley
                                                -----------------------
                                                    Patrick W.D. Turley

Enclosures

                     STATEMENT OF ADDITIONAL INFORMATION

                                     for

                                  FAM FUNDS
                            INVESTOR CLASS SHARES


                            Dated: April 29, 2004
                        As supplemented: July 1, 2004


          384 North Grand Street, P.O. Box 399, Cobleskill, NY 12043
                       Telephone Number (800) 932-3271
                               www.famfunds.com


                       FENIMORE ASSET MANAGEMENT TRUST


FAM FUNDS "FAM", currently offers two diversified open-end mutual funds, FAM Value Fund and FAM Equity-Income Fund. Each Fund is a separate investment series of Fenimore Asset Management Trust which is registered with the Securities and Exchange commission (SEC) as an open-end management investment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the Prospectus for Investor Class shares dated the same date. A copy may be obtained without charge from FAM by calling or writing its corporate office at the address and telephone number herein noted. The financial statements for the Funds are incorporated by reference into this Statement of Additional Information.

                              Table of Contents

Investment Objective and Policies.................................3
Additional Investment Techniques and Related Risks................4
Investment Restrictions...........................................5
History and  Background of Investment Advisor.....................6
Board of Trustees and Officers....................................9
Proxy Voting.....................................................12
Control Persons and Principal Security Holders...................13
Principal Underwriter............................................14
Other Service Providers..........................................14
Information About the Trust......................................14
Brokerage Allocations............................................15
Net Asset Value Calculation......................................15
Performance Information..........................................16
Financial Statements.............................................17
Certain Federal Income Tax Considerations........................17

     Tax Status of the Funds.....................................18
     Funds Investments...........................................19
     Distributions...............................................19
     Dispositions................................................20

Appendix.........................................................21


Investment Advisor:
Fenimore Asset Management, Inc.
384 North Grand Street
Cobleskill, NY   12043

                      INVESTMENT OBJECTIVE AND POLICIES

FAM offers two mutual funds with distinctly different investment objectives. FAM Value Fund has an investment objective to maximize long term total return on capital. FAM Equity-Income has an investment objective of providing current income as well as long term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities. Normally investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Fund, Fenimore Asset Management, Inc., ("Fenimore"), can no longer find securities that have been determined by FAM to be undervalued. During such periods investments will be made in fixed-income investments until such time as more attractive common stocks can be found for purchase.

It is the opinion of FAM that the objectives of its funds are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM will be seeking to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole, based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value -- an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or even several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management's ability prior to making a commitment to its shares with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visitations to the company, conversations with security analysts who actively follow the company for investment brokerage firms, and discussions with competitors, suppliers, and customers of the company. While FAM feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be successful in achieving its investment objectives for the Funds.

It is FAM's belief that the objectives of its funds can only be achieved consistently over a long investment horizon. Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determination, feels that the recognition of true business worth has not yet been attained in the stock's current market quotation. Thus, the Funds serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

From time to time, FAM may also choose to invest some or all of its assets in fixed-income investments of the types more fully described in the Funds' Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

FAM recognizes that while the Funds remain small in size FAM may have greater flexibility in achieving its objectives. However, as the Funds grow in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves unto itself the right to limit the asset size of its Funds by discontinuing sales of its shares at any time. The Board of Trustees of FAM Funds may suspend sales whenever, in its collective wisdom, it believes it necessary in order for FAM to continue to adhere to its stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing shareholder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that FAM believes income is an important factor in achieving its objectives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes. (See Certain Federal Income Tax Considerations on Page 17). Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of FAM Funds for these reasons.


              ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as described in the Prospectus and in this Statement of Additional Information, each Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of either Fund's principal investment strategies.

DERIVATIVES

The Funds may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction, illiquidity, and to the extent the Funds' view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options may result in losses to a Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The ability of each Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission ("CFTC"). Pursuant to claims for exemption filed with the CFTC and/or the national Futures Association on behalf of the funds and the Advisor, the funds and the Advisor are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation under the Commodity Exchange Act.

BORROWING

Each Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Funds choose to borrow, the volatility of the Funds' net asset value may increase. Additionally, money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, a Fund shall not invest a greater percentage of its assets than is permitted by regulation, which is presently 5% of its total assets in any single fund nor more than 10% of its total assets in funds overall. To the extent that the Funds do invest in the shares of other investment companies, they will incur additional expenses due to the duplication of fees and expenses as a result of investing in mutual funds.

SHORT-SALE TRANSACTIONS

The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the Funds would be permitted only to engage in short-sale transactions "against the box," in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

LOANS OF PORTFOLIO SECURITIES

The Funds are permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund's securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateralized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obligations, causing a loss for a Fund.

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN ISSUERS

The Funds may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Funds may also may invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer's shares to experience greater market volatility.

                           INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of 1940. Accordingly, no FAM Fund will:

     (A) Invest in the purchase and sale of real estate.

     (B) Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

     (C) Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund's total assets.

     (D) Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of purchase. This restriction shall not be applicable for investments in U.S. government or agency securities.

     (E) Invest more than 25% of its assets valued at the time of purchase in any one industry or similar groups of industries, except U.S.

           government securities.

     (F) Maintain margin accounts, will not purchase its investments on credit or margin, and will not leverage its investments, except for normal transaction obligations during settlement periods.

     (G) Underwrite or deal in offerings of securities of other issuers as a sponsor or underwriter in any way. (Note: FAM may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

     (H) Make loans to others, except that each Fund may lend portfolio securities so long as no such loan is made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets. For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

     (I) Issue senior securities, except to the extent permitted by the Investment Company Act of 1940, by SEC exemptive order, or by the Commission.


                 HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the FAM Funds is Fenimore Asset Management, Inc., ("Fenimore"). The company is a New York corporation presently in business and practicing as an "Investment Advisor" and registered under the Investment Advisors Act of 1940 with the Securities and Exchange Commission and with the New York State Attorney General. Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal officer and a trustee of FAM Funds. FAM was incorporated November 20, 1974, and has been continuously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S. Mr. Thomas O. Putnam, Fenimore's principal investment professional, has been employed or active as an investment advisor since 1974, managing investment accounts for clients. He has held responsibilities as President and Director of Fenimore's investment management and research activities. Mr. Putnam completed his undergraduate studies at the University of Rochester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in 1968. John Fox, CFA, co-manager of FAM Value Fund, is employed by Fenimore as Investment Research Analyst. He has been actively involved in investment and portfolio management and research activities since 1996. Paul C. Hogan, CFA, co-manager of FAM Equity-Income, is also employed by Fenimore as Investment Research Analyst. He has been actively involved in investment research activities since 1991. Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to purchase controlling interests in any such company, it is Fenimore's belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are, thus, selling at a deep discount to the perceived future potential value of the company; (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

It is the intention of Fenimore to advise FAM to attempt to follow a similar, though not exactly identical, approach. The primary difference is expected to be that FAM will be freer to sell shares of issues that have achieved price targets and intends to do so, regardless of tax implications. Investment portfolios for individuals tend to be more constrained by such tax considerations under existing tax laws, thus turnover is most often at a rate that is well below published investment industry averages.

Fenimore will not invest assets of any other managed account in shares of FAM Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction. Fenimore, as investment advisor to the FAM Funds, renders such services under contract that provides for payment to Fenimore of a fee, calculated daily and paid monthly, at the rate of 1% per annum of each Funds net assets, which rate is consistent with that being charged by Fenimore to manage its other client accounts but which is higher than the fee charged by most other investment companies. This contract is subject to the approval annually by FAM Fund's Board of Trustees and is terminable upon 30 days written notice, one party to the other.

With respect to FAM Value Fund, the total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years is as follows:

          FISCAL YEAR                FISCAL YEAR                FISCAL YEAR
             ENDED                      ENDED                      ENDED
       DECEMBER 31, 2003          DECEMBER 31, 2002          DECEMBER 31, 2001

          $4,890,355                  $5,198,418                 $4,168,522


With respect to FAM Equity-Income Fund, the total investment advisory fees earned by Fenimore during each of the last three fiscal years is as follows:

          FISCAL YEAR               FISCAL YEAR                FISCAL YEAR
             ENDED                     ENDED                      ENDED
       DECEMBER 31, 2003         DECEMBER 31, 2002          DECEMBER 31, 2001

       FEES         FEES         FEES         FEES          FEES        FEES
      EARNED       WAIVED       EARNED       WAIVED        EARNED      WAIVED

     $940,402        0         $574,586        0          $155,421     $8,907


Each FAM Fund is responsible for the fees of independent accountants, brokerage fees and the cost of a surety bond, as required by the Investment Company Act of 1940. Expenses of "interested" trustees shall always remain the responsibility of the investment advisor. FAM is responsible for the cost of its operation, including routine administrative expenses of mailing proxies and shareholder notices/reports, computer services and for record-keeping the shareholder ledgers and books. All employees of the investment advisor who perform duties for FAM shall remain employees of the investment advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automatically terminated.

In connection with its most recent renewal of the Investment Advisory Agreement, the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Funds or the Adviser, requested and received from the Adviser, information and data relating to the Investment Advisory Agreement and the Funds. The Board then considered a number of factors relating to the Funds and the Agreement, including: fee and performance information relating to each of the Funds and other funds of similar sizes and with similar investment objectives; the services provided by the Adviser to the Funds and the quality of those services; the amount of the investment advisory fees paid by the Funds to the Adviser and the level of such fees on a comparative basis with other similar funds of comparable size and investment approach; and financial information regarding the Adviser including profitability information. Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Advisory Agreement were fair and reasonable and the Board voted to renew the Agreement.

                        BOARD OF TRUSTEES AND OFFICERS

Overall responsibility for management of the FAM Funds rests with their Board of Trustees, which is elected by the shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise the day-to-day operations of the Funds. The Trustees and officers serve for an indefinite period of time. During the fiscal year ended December 31, 2003, the Board met five times.

The names of Trustees and officers of the FAM Funds, and their respective duties and affiliations are as follows:



------------------------ ------------------- -------------------------------------- --------------------- ---------------
Name, Address, and Age      Position(s) Held    Principal Occupation(s)                  Number of       Other
                            With Fund and       During Past 5 Years                      Portfolios      Directorships
                            Length of Time                                               in Fund         Held by
                            Served                                                       Complex<F1>     Trustee
                                                                                         Overseen
                                                                                         by Trustee
------------------------ ------------------- -------------------------------------- --------------------- ---------------
INDEPENDENT TRUSTEES<F2>

------------------------ ------------------- -------------------------------------- --------------------- ---------------
Fred "Chico" Lager       Trustee since 1996  Business Consultant;                            2                 N/A
384 North Grand St                           Retired President & CEO of
Cobleskill, NY 12043                         Ben & Jerry's Homemade, Inc.
Age:  49
------------------------ ------------------- -------------------------------------- --------------------- ---------------
C. Richard Pogue         Trustee since 2000  Retired Executive Vice President,               2                 N/A
384 North Grand St                           Investment Company Institute
Cobleskill, NY 12043
Age:  67
------------------------ ------------------- -------------------------------------- --------------------- ---------------
David A. Hughey          Trustee since 2000  Retired Executive Vice President &              2                 N/A
384 North Grand St                           Chief Administrative Officer,
Cobleskill, NY 12043                         Morgan Stanley Investment Advisors
Age:  72
------------------------ ------------------- -------------------------------------- --------------------- ---------------
John McCormack           Trustee since 2004  Retired Group President,                        2                 N/A
384 North Grand St                           TIAA-Cref Enterprises
Cobleskill, NY 12043
Age: 59
------------------------ ------------------- -------------------------------------- --------------------- ---------------
Barbara Weidlich         Trustee since 2004  President, National Investment Company          2                 N/A
384 North Grand St                           Service Association
Cobleskill, NY 12043                         Managing Director-DEXIA BIL Fund
Age:  60                                     Services, Dublin, Ireland
------------------------ ------------------- -------------------------------------- --------------------- ---------------


<F1>     "Fund Complex" includes the two series of the Trust, FAM Value Fund and FAM Equity Income Fund.

<F2>     The "Independent Trustees" are those Trustees that are not considered "interested persons" of the Trust, as that term is defined in the 1940 Act.

<F3>     Mr. Putnam, by virtue of his employment with Fenimore Asset
         Management, Inc., the Trust's investment adviser, is considered an "interested person" of the Trust.

<F4>     Mr. Bucci has resigned as an Interested Trustee in order that independent trustees constitute at least 75% of the Board.





--------------------------- ------------------- ---------------------------------------- --------------- ---------------
Name, Address, and Age      Position(s) Held    Principal Occupation(s)                  Number of       Other
                            With Fund and       During Past 5 Years                      Portfolios      Directorships
                            Length of Time                                               in Fund         Held by
                            Served                                                       Complex<F1>     Trustee
                                                                                         Overseen
                                                                                         by Trustee
--------------------------- ------------------- ---------------------------------------- --------------- ---------------
INTERESTED TRUSTEES &
OFFICERS**
--------------------------- ------------------- ---------------------------------------- --------------- ---------------
Thomas O. Putnam<F3>        Chairman of Board   Chairman, Fenimore Asset Management             2              N/A
384 North Grand St             and President
Cobleskill, NY 12043           Since 1986
Age:  59
--------------------------- ------------------- ---------------------------------------- --------------- ---------------
Joseph A. Bucci<F4>           Secretary and     Controller, Fenimore Asset Management           2              N/A
384 North Grand St          Treasurer since
Cobleskill, NY  12043            2000
Age:  50
--------------------------- ------------------- ---------------------------------------- --------------- ---------------


<F1>     "Fund Complex" includes the two series of the Trust, FAM Value Fund and FAM Equity Income Fund.

<F2>     The "Independent Trustees" are those Trustees that are not considered "interested persons" of the Trust, as that term is defined in the 1940 Act.

<F3>     Mr. Putnam, by virtue of his employment with Fenimore Asset
         Management, Inc., the Trust's investment adviser, is considered an "interested person" of the Trust.

<F4>     Mr. Bucci has resigned as an Interested Trustee in order that independent trustees constitute at least 75% of the Board.



The Trustees have established an Audit Committee and a nominating and Corporate Governance Committee. The audit committee, which is composed of at least three of the Trust's Independent Trustees, is currently composed of Messrs. Lager, Pogue, and Hughey. The audit committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm;
(ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds, and (v) reviews the adequacy and effectiveness of internal controls and procedures. For the year ended December 31, 2003, the audit committee met once.

The nominating and corporate governance committee (i) recommends nominees to the full Board for election to the Board of Trustees; (ii) evaluates each candidate's qualifications for Board membership and his or her independence from the Trust's manager and other principal service providers; (iii) periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recommends any appropriate changes to the full Board;
(v) oversees the Trust's policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance procedures of the Trust and recommends any appropriate changes. The committee does not have a stated policy of considering nominees recommended by the Trust's shareholders. The nominating and corporate governance committee is composed of the Independent Trustees, Messrs. Lager, Pogue, and Hughey. For the year ended December 31, 2003, the nominating and corporate governance committee met once.

For the fiscal year ended December 31, 2003, the dollar range of equity securities owned by each Trustee in each Fund and the Fund Complex is as follows:



---------------------- --------------------------- ----------------------- -----------------------------------------
                                                                           Aggregate Dollar Range of Equity
                                                   Dollar Range of Equity  Securities in All Funds Overseen by
Name of Trustee        Fund Name                   Securities in the Fund  Trustee in Family of Investment Companies
---------------------- --------------------------- ----------------------- -----------------------------------------
INDEPENDENT TRUSTEES

---------------------- --------------------------- ----------------------- -----------------------------------------

Joseph J. Bulmer<F1>   FAM Value Fund              Over $100,000           Over $100,000
---------------------- --------------------------- ----------------------- -----------------------------------------
Fred "Chico" Lager     FAM Value Fund              Over $100,000           Over $100,000
                       FAM Equity-Income Fund      Over $100,000
---------------------- --------------------------- ----------------------- ----------------------------------------
C. Richard Pogue       FAM Value Fund              $10,001-50,000          $10,001-50,000
                       FAM Equity-Income Fund      $10,001-50,000
---------------------- --------------------------- ----------------------- ----------------------------------------
David A. Hughey        FAM Value Fund              $10,001-50,000          $50,001-100,000
                       FAM Equity-Income Fund      $10,001-50,000
---------------------- --------------------------- ----------------------- ----------------------------------------

INTERESTED TRUSTEES
---------------------- --------------------------- ----------------------- ----------------------------------------
Thomas O. Putnam       FAM Value Fund              Over $100,000           Over $100,000
                       FAM Equity-Income Fund      Over $100,000
---------------------- --------------------------- ----------------------- ----------------------------------------
Joseph A. Bucci<F2>    FAM Value Fund              Over $100,000           Over $100,000
                       FAM Equity-Income Fund      $50,001-$100,000
---------------------- --------------------------- ----------------------- ----------------------------------------


<F1> Mr. Bulmer resigned his position as an Independent Trustee effective
     March 12, 2004.

<F2> Mr. Bucci has resigned his position as an Interested Trustee in order that independent trustees constitute at least 75% of the Board.



Officers and Trustees of the FAM Funds own less than 1% of each Fund's shares outstanding.

Trustees of the FAM Funds not employed by Fenimore receive from FAM Funds a fee of $1,000 for each Board of Trustees meeting, $8,000 annual retainer, $500 for each committee meeting, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The $8,000 annual retainer is distributed exclusively in Funds' shares. Trustees who are employees of Fenimore do not receive compensation from FAM Funds.

For the fiscal year ended December 31, 2003, the Trustees received the following compensation from the Funds and from certain other investment companies (if applicable) that have the same investment advisor as the Fund or an investment advisor that is an affiliated person of the Fund's investment advisor:



---------------------- ----------------------------- --------------------- -------------------- --------------------------
                                                                                                  Total Compensation from
                        Aggregate Compensation from                                                 Registrant and Fund
                        the Funds Accrued as Part          Pension or      Est. Annual Benefits    Complex (2 Funds)Paid
Name of Trustee            of Fund Expenses           Retirement Benefits    upon Retirement             to Trustees
---------------------- ----------------------------- --------------------- -------------------- --------------------------
Thomas O. Putnam                    $0                        $0                   $0                      $0
---------------------- ----------------------------- --------------------- -------------------- --------------------------
Joseph J. Bulmer*                $19,250                      $0                   $0                    $19,250
---------------------- ----------------------------- --------------------- -------------------- --------------------------
Fred "Chico" Lager               $17,000                      $0                   $0                    $17,000
---------------------- ----------------------------- --------------------- -------------------- --------------------------
C. Richard Pogue                 $17,500                      $0                   $0                    $17,500
---------------------- ----------------------------- --------------------- -------------------- --------------------------
David A. Hughey                  $19,000                      $0                   $0                    $19,000
---------------------- ----------------------------- --------------------- -------------------- --------------------------
Joseph A. Bucci<F1>                 $0                        $0                   $0                      $0
---------------------- ----------------------------- --------------------- -------------------- --------------------------
James H. Muller<F2>               $3,500                      $0                   $0                    $3,500
---------------------- ----------------------------- --------------------- -------------------- --------------------------


<F1> Mr. Bulmer and Mr. Muller have resigned their positions as Independent
     Trustees as of March 12, 2004 and June 16, 2003 respectively.

<F2> Mr. Bucci has resigned as an Interested Trustee in order that independent trustees constitute at least 75% of the Board.



                                 PROXY VOTING

The Trust has delegated the proxy voting decisions on securities held in the Trust's portfolios to Fenimore Asset Management, Inc, ("Fenimore"), the investment advisor. Fenimore has adopted Proxy Voting Policies and procedures ("Proxy Voting Policies") which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust's shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as well as the investment advisor's fiduciary duties under the federal and state law to act in the best interest of its clients. The Board of Trustees of the Trust has approved the Proxy Voting Polices.

Routine proposals (such as those which do not change the structures, bylaws or operations of a company), Fenimore will generally vote in the manner recommended by management. Non-routine proposals (such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis. An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted. With respect to all non-routine proposals and shareholder proposals, if a decision is made to consider voting in a manner other than that recommended by management, the analyst/portfolio manager will make a recommendation to a committee comprised of all investment analysts and portfolio managers (the "Proxy Voting Committee") as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

In certain circumstances where, for example, restrictions on ownership of a particular security beyond Fenimore's control will make it impossible for Fenimore to acquire as large a position in that security as Fenimore determines is in the best interests of its clients, Fenimore, may, from time to time, enter into a voting agreement with an issuer of securities held in the account of a client which provides that the issuer will vote certain of the issuer's proxies. Fenimore will enter into such agreements only when it determines that it is in the best interests of the client to do so. Any such Agreement will provide that any shares subject to the Agreement be voted by the issuer in a manner that mirrors the votes cast on such matter by all other shareholders.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) disclose such conflict of interest to the Corporate Governance Committee of the Board of trustees and obtain the consent of the committee before voting the proxy (ii) vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Corporate Governance Committee of the Board of Trustees.

Effective August 31, 2004, information on how each of the Funds voted proxies relating to portfolio securities during each prior month period ended June 30th will be required to be filed with the SEC on Form N-PX. The initial filing on Form N-PX for the Funds will be made on or before August 31, 2004. This proxy voting information for the Funds as presented on Form N-PX will be available: (1) without charge, upon request by calling the Funds at 800-932-3271; (2) on the Funds' website at http://www.famfunds.com, and (3) on the SEC's website at http://www.sec.gov.


                CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of March 31, 2004, the following entities owned beneficially or of record, for their own account or the accounts of their customers, more than 5% of the outstanding shares of the Funds, as indicated:

                                   NAME AND ADDRESS
NAME OF FUND                       OF BENEFICIAL OWNER
---------------------------------------------------------------------
FAM Value Fund                     Charles Schwab & Co., Inc.
                                   FBO Schwab Customers
                                   101 Montgomery Street
                                   San Francisco, CA  94104

                                   National Financial Services, Corp.
                                   200 Liberty Street 5th Floor
                                   New York, NY  10281

FAM Equity-Income Fund             National Financial Services, Corp.
                                   200 Liberty Street 5th Floor
                                   New York, NY  10281

                                   Charles Schwab & Co., Inc.
                                   FBO Schwab Customers
                                   101 Montgomery Street
                                   San Francisco, CA  94101

                                   Pershing LLC
                                   One Pershing Plaza
                                   Jersey City, NJ  07303

*A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party's resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

                            PRINCIPAL UNDERWRITER

Fenimore Securities, Inc.("Distributor") serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384 North Grand Street, Cobleskill, New York 12043 and is an affiliate of Fenimore Asset Management, Inc., the investment adviser to the Funds. Thomas O. Putnam is the majority shareholder of Fenimore Asset Management, Inc. and the sole shareholder of Fenimore Securities, Inc.


                           OTHER SERVICE PROVIDERS

CUSTODIAN. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Funds.

SHAREHOLDER SERVICES AGENT, FUND ACCOUNTING AGENT AND FUND ADMINISTRATIVE AGENT; TRANSFER AGENT. FAM Shareholder Services, Inc., 384 North Grand Street, Cobleskill, New York 12043, an affiliate of the Advisor, serves as shareholder services agent, fund accounting agent and fund administrator for the Funds. The Trust is registered as a transfer agent with the U.S. Securities and Exchange Commission and acts as transfer agent for its own shares of beneficial interest.

INDEPENDENT AUDITORS. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the Funds' independent accountants.

FUND COUNSEL. Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.


                         INFORMATION ABOUT THE TRUST

The trust which is organized as a Massachusetts business trust, was established on June 18, 1986. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest in the Trust and to divide the interests in the Trust into one or more series of shares. The Trust currently consists of the two series of shares and each series of shares consists of two separate classes, the Investor Class Shares and the Advisor Class Shares. The Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.

                            BROKERAGE ALLOCATIONS

It is Fenimore's policy to allocate brokerage business to the best advantage and benefit of its shareholders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Fenimore and Fund shareholders, all factors considered. For the fiscal years ending December 31, 2003, 2002, and 2001, respectively, aggregate commissions paid totaled $175,414, $359,473, and $175,218 for FAM Value Fund. With respect to FAM Equity-Income, for the fiscal year ending December 31, 2003, 2002, and 2001, respectively the aggregate commissions paid totaled $37,927, $55,943, and $19,677. No commissions were paid by either Fund to any affiliated parties.


                         NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of a Fund's assets daily, less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange ("NYSE"), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Years Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trustees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of FAM Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

                           PERFORMANCE INFORMATION

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula: P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions).

Quotations of average annual total return after taxes on distributions and redemptions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula: P(1 = T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption).

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The performance information shown for a class of shares, the Investor Class shares, that are not offered in this Statement of Additional Information and which, unlike the Advisor Class shares, do not have a distribution fee. Absent the distribution fee, the Investor Class shares and the Advisor Class shares would have substantially similar performance results because the shares are invested in the same portfolio of securities. Because of the distribution fee, returns for the Advisor Class shares will be lower.

The Funds' returns for the one, five and ten year and since inception periods ended December 31, 2003 are as follows:

                                           1 Year       5 Years     10 Years
FAM Value Fund
  Return before taxes                      24.98%        9.08%       12.48%
  Return after taxes on distributions      24.49%        7.90%       11.25%
  Return after taxes on distributions
     and sale of fund shares               16.74%        7.34%       10.53%

                                                                      Since
                                           1 Year       5 Years     Inception*
FAM Equity-Income Fund
  Return before taxes                      20.30%         9.13%       11.34%
  Return after taxes on distributions      19.64%         8.17%       10.21%
  Return after taxes on distributions
     and sale of fund shares               13.23%         7.32%        9.27%

*FAM Equity Income Fund commenced investment operations on April 1, 1996.

Quotations of yield for a FAM Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

        6
Yield = 2[(a-b+1)-1]
        --
        cd

Where:  a = dividends and interest earned during the period.
        b = expenses accrued for the period (net of reimbursements).
        c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.
        d = maximum offering price per Share on the last day of the period.

Performance information for any FAM Fund may be compared, in reports and promotional literature, to: (i) the Russell 2000 Index, the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, or other unmanaged indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the funds reflect only the performance of a hypothetical investment in the Funds during the particular time period on which the calculation are based. Performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


                             FINANCIAL STATEMENTS

The Financial Statements of the Investor Class shares of each Fund are included in the 2003 Annual Report to Shareholders and are incorporated by reference into this Statement of Additional Information. Copies of the Financial Statements may be obtained upon request and without charge from FAM at the address and telephone provided on the cover of this Statement of Additional Information.

                  CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.


TAX STATUS OF THE FUNDS

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year,
(2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

                              FUND INVESTMENTS

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company distribution requirement. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any; this additional discount represents market discount for federal income tax purposes.

If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". The Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the Fund owns an interest in the debt security and receives a principal payment on it. The Fund may be required to allocate the principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the "accrued market discount."


                                DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a shareholder, whether paid in cash or reinvested in Fund shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Tax legislation enacted in 2003 generally provides for a maximum tax rate for individual taxpayers of 15% on distributions of capital gains and of certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

DISPOSITIONS

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

                                   APPENDIX

Bond Rating Categories as defined by Standard & Poor's (S & P) are quoted in part and inserted herein for the information of potential investors in the FAM Funds as a reference as follows:

An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or availability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.    Nature of and provisions of the obligor;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                     STATEMENT OF ADDITIONAL INFORMATION

                                     for

                                  FAM FUNDS
                             ADVISOR CLASS SHARES


                            Dated: April 29, 2004
                        As supplemented: July 1, 2004


          384 North Grand Street, P.O. Box 399, Cobleskill, NY 12043
                       Telephone Number (800) 932-3271
                               www.famfunds.com


                       FENIMORE ASSET MANAGEMENT TRUST


FAM FUNDS "FAM", currently offers two diversified open-end mutual funds, FAM Value Fund and FAM Equity-Income Fund. Each Fund is a separate investment series of Fenimore Asset Management Trust which is registered with the Securities and Exchange commission (SEC) as an open-end management investment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the Prospectus for Investor Class shares dated the same date. A copy may be obtained without charge from FAM by calling or writing its corporate office at the address and telephone number herein noted. The financial statements for the Funds are incorporated by reference into this Statement of Additional Information.

                              Table of Contents

Investment Objective and Policies.........................................3
Additional Investment Techniques and Related Risks........................4
Investment Restrictions...................................................5
History and  Background of Investment Advisor.............................6
Board of Trustees and Officers............................................9
Proxy Voting.............................................................12
Control Persons and Principal Security Holders...........................13
Principal Underwriter....................................................14
Service and Distribution Plan............................................14
Other Service Providers..................................................15
Information About the Trust .............................................15
Brokerage Allocations....................................................16
Net Asset Value Calculation..............................................16
Performance Information..................................................17
Financial Statements.....................................................18
Certain Federal Income Tax Considerations................................19
    Tax Status of the Funds..............................................19
    Funds Investments....................................................20
    Distributions........................................................20
    Dispositions.........................................................21
Appendix.................................................................22


Investment Advisor:
Fenimore Asset Management, Inc.
384 North Grand Street
Cobleskill, NY   12043

                      INVESTMENT OBJECTIVE AND POLICIES

FAM offers two mutual funds with distinctly different investment objectives. FAM Value Fund has an investment objective to maximize long term total return on capital. FAM Equity-Income has an investment objective of providing current income as well as long term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities. Normally investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Fund, Fenimore Asset Management, Inc., ("Fenimore"), can no longer find securities that have been determined by FAM to be undervalued. During such periods investments will be made in fixed-income investments until such time as more attractive common stocks can be found for purchase.

It is the opinion of FAM that the objectives of its funds are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM will be seeking to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole, based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value -- an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or even several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management's ability prior to making a commitment to its shares with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visitations to the company, conversations with security analysts who actively follow the company for investment brokerage firms, and discussions with competitors, suppliers, and customers of the company. While FAM feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be successful in achieving its investment objectives for the Funds.

It is FAM's belief that the objectives of its funds can only be achieved consistently over a long investment horizon. Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determination, feels that the recognition of true business worth has not yet been attained in the stock's current market quotation. Thus, the Funds serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

From time to time, FAM may also choose to invest some or all of its assets in fixed-income investments of the types more fully described in the Funds' Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

FAM recognizes that while the Funds remain small in size FAM may have greater flexibility in achieving its objectives. However, as the Funds grow in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves unto itself the right to limit the asset size of its Funds by discontinuing sales of its shares at any time. The Board of Trustees of FAM Funds may suspend sales whenever, in its collective wisdom, it believes it necessary in order for FAM to continue to adhere to its stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing shareholder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that FAM believes income is an important factor in achieving its objectives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes. (See Certain Federal Income Tax Considerations on Page 17). Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of FAM Funds for these reasons.


              ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as described in the Prospectus and in this Statement of Additional Information, each Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of either Fund's principal investment strategies.

DERIVATIVES

The Funds may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction, illiquidity, and to the extent the Funds' view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options may result in losses to a Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The ability of each Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission ("CFTC"). Pursuant to claims for exemption filed with the CFTC and/or the national Futures Association on behalf of the funds and the Advisor, the funds and the Advisor are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation under the Commodity Exchange Act.

BORROWING

Each Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Funds choose to borrow, the volatility of the Funds' net asset value may increase. Additionally, money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, a Fund shall not invest a greater percentage of its assets than is permitted by regulation, which is presently 5% of its total assets in any single fund nor more than 10% of its total assets in funds overall. To the extent that the Funds do invest in the shares of other investment companies, they will incur additional expenses due to the duplication of fees and expenses as a result of investing in mutual funds.

SHORT-SALE TRANSACTIONS

The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the Funds would be permitted only to engage in short-sale transactions "against the box," in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

LOANS OF PORTFOLIO SECURITIES

The Funds are permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund's securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateralized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obligations, causing a loss for a Fund.

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN ISSUERS

The Funds may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Funds may also may invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer's shares to experience greater market volatility.

                           INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of 1940. Accordingly, no FAM Fund will:

     (A) Invest in the purchase and sale of real estate.

     (B) Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

     (C) Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund's total assets.

     (D) Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of purchase. This restriction shall not be applicable for investments in U.S. government or agency securities.

     (E) Invest more than 25% of its assets valued at the time of purchase in any one industry or similar groups of industries, except U.S. government securities.

     (F) Maintain margin accounts, will not purchase its investments on credit or margin, and will not leverage its investments, except for normal transaction obligations during settlement periods.

     (G) Underwrite or deal in offerings of securities of other issuers as a sponsor or underwriter in any way. (Note: FAM may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

     (H) Make loans to others, except that each Fund may lend portfolio securities so long as no such loan is made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets. For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

     (I) Issue senior securities, except to the extent permitted by the Investment Company Act of 1940, by SEC exemptive order, or by the Commission.


                 HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the FAM Funds is Fenimore Asset Management, Inc., ("Fenimore"). The company is a New York corporation presently in business and practicing as an "Investment Advisor" and registered under the Investment Advisors Act of 1940 with the Securities and Exchange Commission and with the New York State Attorney General. Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal officer and a trustee of FAM Funds. FAM was incorporated November 20, 1974, and has been continuously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S. Mr. Thomas O. Putnam, Fenimore's principal investment professional, has been employed or active as an investment advisor since 1974, managing investment accounts for clients. He has held responsibilities as President and Director of Fenimore's investment management and research activities. Mr. Putnam completed his undergraduate studies at the University of Rochester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in 1968. John Fox, CFA, co-manager of FAM Value Fund, is employed by Fenimore as Investment Research Analyst. He has been actively involved in investment and portfolio management and research activities since 1996. Paul C. Hogan, CFA, co-manager of FAM Equity-Income, is also employed by Fenimore as Investment Research Analyst. He has been actively involved in investment research activities since 1991. Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to purchase controlling interests in any such company, it is Fenimore's belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are, thus, selling at a deep discount to the perceived future potential value of the company; (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

It is the intention of Fenimore to advise FAM to attempt to follow a similar, though not exactly identical, approach. The primary difference is expected to be that FAM will be freer to sell shares of issues that have achieved price targets and intends to do so, regardless of tax implications. Investment portfolios for individuals tend to be more constrained by such tax considerations under existing tax laws, thus turnover is most often at a rate that is well below published investment industry averages.

Fenimore will not invest assets of any other managed account in shares of FAM Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction. Fenimore, as investment advisor to the FAM Funds, renders such services under contract that provides for payment to Fenimore of a fee, calculated daily and paid monthly, at the rate of 1% per annum of each Funds net assets, which rate is consistent with that being charged by Fenimore to manage its other client accounts but which is higher than the fee charged by most other investment companies. This contract is subject to the approval annually by FAM Fund's Board of Trustees and is terminable upon 30 days written notice, one party to the other.

With respect to FAM Value Fund, the total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years is as follows:

           FISCAL YEAR               FISCAL YEAR              FISCAL YEAR
              ENDED                     ENDED                    ENDED
        DECEMBER 31, 2003         DECEMBER 31, 2002        DECEMBER 31, 2001

           $4,890,355                 $5,198,418               $4,168,522


With respect to FAM Equity-Income Fund, the total investment advisory fees earned by Fenimore during each of the last three fiscal years is as follows:

           FISCAL YEAR              FISCAL YEAR               FISCAL YEAR
              ENDED                    ENDED                     ENDED
        DECEMBER 31, 2003        DECEMBER 31, 2002         DECEMBER 31, 2001

        FEES         FEES        FEES         FEES         FEES         FEES
       EARNED       WAIVED      EARNED       WAIVED       EARNED        WAIVED

      $940,402         0        $574,586       0          $155,421      $8,907


Each FAM Fund is responsible for the fees of independent accountants, brokerage fees and the cost of a surety bond, as required by the Investment Company Act of 1940. Expenses of "interested" trustees shall always remain the responsibility of the investment advisor. FAM is responsible for the cost of its operation, including routine administrative expenses of mailing proxies and shareholder notices/reports, computer services and for record-keeping the shareholder ledgers and books. All employees of the investment advisor who perform duties for FAM shall remain employees of the investment advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automatically terminated.

In connection with its most recent renewal of the Investment Advisory Agreement, the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Funds or the Adviser, requested and received from the Adviser, information and data relating to the Investment Advisory Agreement and the Funds. The Board then considered a number of factors relating to the Funds and the Agreement, including: fee and performance information relating to each of the Funds and other funds of similar sizes and with similar investment objectives; the services provided by the Adviser to the Funds and the quality of those services; the amount of the investment advisory fees paid by the Funds to the Adviser and the level of such fees on a comparative basis with other similar funds of comparable size and investment approach; and financial information regarding the Adviser including profitability information. Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Advisory Agreement were fair and reasonable and the Board voted to renew the Agreement.

                        BOARD OF TRUSTEES AND OFFICERS

Overall responsibility for management of the FAM Funds rests with their Board of Trustees, which is elected by the shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise the day-to-day operations of the Funds. The Trustees and officers serve for an indefinite period of time. During the fiscal year ended December 31, 2003, the Board met five times.

The names of Trustees and officers of the FAM Funds, and their respective duties and affiliations are as follows:




------------------------ ------------------- -------------------------------------- --------------------- ---------------
Name, Address, and Age    Position(s) Held   Principal Occupation(s)                      Number of            Other
                           With Fund and     During Past 5 Years                    Portfolios in Fund     Directorships
                           Length of Time                                           Complex<F1> Overseen      Held by
                               Served                                                    by Trustee           Trustee
------------------------ ------------------- -------------------------------------- --------------------- ---------------
INDEPENDENT
TRUSTEES<F2>
------------------------ ------------------- -------------------------------------- --------------------- ---------------
Fred "Chico" Lager       Trustee since 1996  Business Consultant;                            2                 N/A
384 North Grand St                           Retired President & CEO of
Cobleskill, NY 12043                         Ben & Jerry's Homemade, Inc.
Age:  49
------------------------ ------------------- -------------------------------------- --------------------- ---------------
C. Richard Pogue         Trustee since 2000  Retired Executive Vice President,               2                 N/A
384 North Grand St                           Investment Company Institute
Cobleskill, NY 12043
Age:  67
------------------------ ------------------- -------------------------------------- --------------------- ---------------
David A. Hughey          Trustee since 2000  Retired Executive Vice President &              2                 N/A
384 North Grand St                           Chief Administrative Officer,
Cobleskill, NY 12043                         Morgan Stanley Investment Advisors
Age:  72
------------------------ ------------------- -------------------------------------- --------------------- ---------------
John McCormack           Trustee since 2004  Retired Group President,                        2                 N/A
384 North Grand St                           TIAA-Cref Enterprises
Cobleskill, NY 12043
Age: 59
------------------------ ------------------- -------------------------------------- --------------------- ---------------
Barbara Weidlich         Trustee since 2004  President, National Investment Company          2                 N/A
384 North Grand St                           Service Association
Cobleskill, NY 12043                         Managing Director-DEXIA BIL Fund
Age:  60                                     Services, Dublin, Ireland
------------------------ ------------------- -------------------------------------- --------------------- ---------------


<F1>   "Fund Complex" includes the two series of the Trust, FAM Value Fund and FAM Equity Income Fund.

<F2>   The "Independent Trustees" are those Trustees that are not considered "interested persons" of the Trust, as that term is defined in the 1940 Act.

<F3>   Mr. Putnam, by virtue of his employment with Fenimore Asset Management,
       Inc., the Trust's investment adviser, is considered an "interested person" of the Trust.

<F4>   Mr. Bucci has resigned as an Interested Trustee in order that independent trustees constitute at least 75% of the Board.




------------------------ ------------------- -------------------------------------- --------------------- ---------------
Name, Address, and Age    Position(s) Held   Principal Occupation(s)                      Number of            Other
                           With Fund and     During Past 5 Years                    Portfolios in Fund     Directorships
                           Length of Time                                           Complex<F1> Overseen      Held by
                               Served                                                    by Trustee           Trustee
------------------------ ------------------- -------------------------------------- --------------------- ---------------
INTERESTED TRUSTEES &
OFFICERS<F2>
------------------------ ------------------- -------------------------------------- --------------------- ---------------
Thomas O. Putnam<F3>     Chairman of Board  Chairman, Fenimore Asset Management             2                N/A
384 North Grand St           and President
Cobleskill, NY 12043         Since 1986
Age:  59
------------------------ ------------------- -------------------------------------- --------------------- ---------------
Joseph A. Bucci<F4>        Secretary and     Controller, Fenimore Asset Management           2                N/A
384 North Grand St        Treasurer since
Cobleskill, NY  12043          2000
Age:  50
------------------------ ------------------- -------------------------------------- --------------------- ---------------


<F1>   "Fund Complex" includes the two series of the Trust, FAM Value Fund and FAM Equity Income Fund.

<F2>   The "Independent Trustees" are those Trustees that are not considered "interested persons" of the Trust, as that term is defined in the 1940 Act.

<F3>   Mr. Putnam, by virtue of his employment with Fenimore Asset Management,
       Inc., the Trust's investment adviser, is considered an "interested person" of the Trust.

<F4>   Mr. Bucci has resigned as an Interested Trustee in order that independent trustees constitute at least 75% of the Board.




The Trustees have established an Audit Committee and a nominating and Corporate Governance Committee. The audit committee, which is composed of at least three of the Trust's Independent Trustees, is currently composed of Messrs. Lager, Pogue, and Hughey. The audit committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm;
(ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds, and (v) reviews the adequacy and effectiveness of internal controls and procedures. For the year ended December 31, 2003, the audit committee met once.

The nominating and corporate governance committee (i) recommends nominees to the full Board for election to the Board of Trustees; (ii) evaluates each candidate's qualifications for Board membership and his or her independence from the Trust's manager and other principal service providers; (iii) periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recommends any appropriate changes to the full Board;
(v) oversees the Trust's policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance procedures of the Trust and recommends any appropriate changes. The committee does not have a stated policy of considering nominees recommended by the Trust's shareholders. The nominating and corporate governance committee is composed of the Independent Trustees, Messrs. Lager, Pogue, and Hughey. For the year ended December 31, 2003, the nominating and corporate governance committee met once.

For the fiscal year ended December 31, 2003, the dollar range of equity securities owned by each Trustee in each Fund and the Fund Complex is as follows:



---------------------- --------------------------- ----------------------- -----------------------------------------
                                                                           Aggregate Dollar Range of Equity
                                                   Dollar Range of Equity  Securities in All Funds Overseen by
Name of Trustee        Fund Name                   Securities in the Fund  Trustee in Family of Investment Companies
---------------------- --------------------------- ----------------------- -----------------------------------------
INDEPENDENT TRUSTEES
---------------------- --------------------------- ----------------------- -----------------------------------------
Joseph J. Bulmer<F1>   FAM Value Fund              Over $100,000           Over $100,000
---------------------- --------------------------- ----------------------- -----------------------------------------
Fred "Chico" Lager     FAM Value Fund              Over $100,000           Over $100,000
                       FAM Equity-Income Fund      Over $100,000
---------------------- --------------------------- ----------------------- ----------------------------------------
C. Richard Pogue       FAM Value Fund              $10,001-50,000          $10,001-50,000
                       FAM Equity-Income Fund      $10,001-50,000
---------------------- --------------------------- ----------------------- ----------------------------------------
David A. Hughey        FAM Value Fund              $10,001-50,000          $50,001-100,000
                       FAM Equity-Income Fund      $10,001-50,000
---------------------- --------------------------- ----------------------- ----------------------------------------

INTERESTED TRUSTEES
---------------------- --------------------------- ----------------------- ----------------------------------------
Thomas O. Putnam       FAM Value Fund              Over $100,000           Over $100,000
                       FAM Equity-Income Fund      Over $100,000
---------------------- --------------------------- ----------------------- ----------------------------------------
Joseph A. Bucci<F2>    FAM Value Fund              Over $100,000           Over $100,000
                       FAM Equity-Income Fund      $50,001-$100,000
---------------------- --------------------------- ----------------------- ----------------------------------------


<F1> Mr. Bulmer has resigned his position as Independent Trustees effective March 12, 2004

<F2> Mr. Bucci has resigned his position as an Interested Trustee in order that independent trustees constitute at least 75% of the Board.




Officers and Trustees of the FAM Funds own less than 1% of each Fund's shares outstanding.

Trustees of the FAM Funds not employed by Fenimore receive from FAM Funds a fee of $1,000 for each Board of Trustees meeting, $8,000 annual retainer, $500 for each committee meeting, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The $8,000 annual retainer is distributed exclusively in Funds' shares. Trustees who are employees of Fenimore do not receive compensation from FAM Funds.

For the fiscal year ended December 31, 2003, the Trustees received the following compensation from the Funds and from certain other investment companies (if applicable) that have the same investment advisor as the Fund or an investment advisor that is an affiliated person of the Fund's investment advisor:



---------------------- ----------------------------- --------------------- -------------------- --------------------------
                                                                                                  Total Compensation from
                        Aggregate Compensation from                                                 Registrant and Fund
                        the Funds Accrued as Part          Pension or      Est. Annual Benefits    Complex (2 Funds)Paid
Name of Trustee            of Fund Expenses           Retirement Benefits    upon Retirement             to Trustees
---------------------- ----------------------------- --------------------- -------------------- --------------------------
Thomas O. Putnam                    $0                        $0                   $0                      $0
---------------------- ----------------------------- --------------------- -------------------- --------------------------
Joseph J. Bulmer<F1>             $19,250                      $0                   $0                    $19,250
---------------------- ----------------------------- --------------------- -------------------- --------------------------
Fred "Chico" Lager               $17,000                      $0                   $0                    $17,000
---------------------- ----------------------------- --------------------- -------------------- --------------------------
C. Richard Pogue                 $17,500                      $0                   $0                    $17,500
---------------------- ----------------------------- --------------------- -------------------- --------------------------
David A. Hughey                  $19,000                      $0                   $0                    $19,000
---------------------- ----------------------------- --------------------- -------------------- --------------------------
Joseph A. Bucci<F2>                 $0                        $0                   $0                      $0
---------------------- ----------------------------- --------------------- -------------------- --------------------------
James H. Muller<F1>               $3,500                      $0                   $0                    $3,500
---------------------- ----------------------------- --------------------- -------------------- --------------------------


<F1> Mr. Bulmer and Mr. Muller have resigned their positions as Independent
     Trustees as of March 12, 2004 and June 16, 2003, respectively.

<F2> Mr. Bucci has resigned as an Interested Trustee in order that independent trustees constitute at least 75% of the Board.




                                 PROXY VOTING

The Trust has delegated the proxy voting decisions on securities held in the Trust's portfolios to Fenimore Asset Management, Inc, ("Fenimore"), the investment advisor. Fenimore has adopted Proxy Voting Policies and procedures ("Proxy Voting Policies") which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust's shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as well as the investment advisor's fiduciary duties under the federal and state law to act in the best interest of its clients. The Board of Trustees of the Trust has approved the Proxy Voting Polices.

Routine proposals (such as those which do not change the structures, bylaws or operations of a company), Fenimore will generally vote in the manner recommended by management. Non-routine proposals (such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis. An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted. With respect to all non-routine proposals and shareholder proposals, if a decision is made to consider voting in a manner other than that recommended by management, the analyst/portfolio manager will make a recommendation to a committee comprised of all investment analysts and portfolio managers (the "Proxy Voting Committee") as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

In certain circumstances where, for example, restrictions on ownership of a particular security beyond Fenimore's control will make it impossible for Fenimore to acquire as large a position in that security as Fenimore determines is in the best interests of its clients, Fenimore, may, from time to time, enter into a voting agreement with an issuer of securities held in the account of a client which provides that the issuer will vote certain of the issuer's proxies. Fenimore will enter into such agreements only when it determines that it is in the best interests of the client to do so. Any such Agreement will provide that any shares subject to the Agreement be voted by the issuer in a manner that mirrors the votes cast on such matter by all other shareholders.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) disclose such conflict of interest to the Corporate Governance Committee of the Board of trustees and obtain the consent of the committee before voting the proxy (ii) vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Corporate Governance Committee of the Board of Trustees.

Effective August 31, 2004, information on how each of the Funds voted proxies relating to portfolio securities during each prior month period ended June 30th will be required to be filed with the SEC on Form N-PX. The initial filing on Form N-PX for the Funds will be made on or before August 31, 2004. This proxy voting information for the Funds as presented on Form N-PX will be available: (1) without charge, upon request by calling the Funds at 800-932-3271; (2) on the Funds' website at http://www.famfunds.com, and (3) on the SEC's website at http://www.sec.gov.


                CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of March 31, 2004, the following entities owned beneficially or of record, for their own account or the accounts of their customers, more than 5% of the outstanding shares of the Funds, as indicated:


                                      NAME AND ADDRESS
NAME OF FUND                          OF BENEFICIAL OWNER
-----------------------------------------------------------------------
FAM Value Fund                        Charles Schwab & Co., Inc.
                                      FBO Schwab Customers
                                      101 Montgomery Street
                                      San Francisco, CA  94104

                                      National Financial Services, Corp.
                                      200 Liberty Street 5th Floor
                                      New York, NY  10281

FAM Equity-Income Fund                National Financial Services, Corp.
                                      200 Liberty Street 5th Floor
                                      New York, NY  10281

                                      Charles Schwab & Co., Inc.
                                      FBO Schwab Customers
                                      101 Montgomery Street
                                      San Francisco, CA  94101

                                      Pershing LLC
                                      One Pershing Plaza
                                      Jersey City, NJ  07303

*A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party's resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

                            PRINCIPAL UNDERWRITER

Fenimore Securities, Inc.("Distributor") serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384 North Grand Street, Cobleskill, New York 12043 and is an affiliate of Fenimore Asset Management, Inc., the investment adviser to the Funds. Thomas O. Putnam is the majority shareholder of Fenimore Asset Management, Inc. and the sole shareholder of Fenimore Securities, Inc.

                        SERVICE AND DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan for the Advisor Class shares of each Fund (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to compensate the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Service Organizations") for providing administration, distribution or shareholder service assistance with respect to the Advisor Class and Advisor Class shareholders. Payments to such Service Organizations may be made pursuant to agreements entered into with the Distributor. Distribution and servicing costs and expenses payable under the Plan may include: (1) printing and advertising expenses; (2) payments to employees or agents of the Distributor who engage in or support distribution of each Fund's Advisor Class shares, including salary, commissions, travel and related expenses; (3) the costs of preparing, printing and distributing prospectuses and reports to prospective Advisor Class investors; (4) expenses of organizing and conducting sales seminars with respect to Advisor Class shares; (5) expenses related to selling and servicing efforts, including processing new Advisor Class account applications, transmitting customer transaction information to the Funds' shareholder servicing agent and answering questions of shareholders; (6) payments of fees to one or more broker-dealers (which may include the Distributor itself), financial institutions or other industry professionals, such as investment advisers, accountants and estate planning firms (severally, a "Service Organization"), based on the average daily value of each Fund's Advisor Class shares owned by shareholders for whom the Service Organization is the dealer of record or holder of record, or owned by shareholders with whom the Service Organization has a servicing relationship;
(7) costs and expenses incurred in implementing and operating the Plan; and
(8) such other similar services as the Board of Trustees determines to be reasonably calculated to result in the sale of Advisor Class shares.

The Plan authorizes the Funds to make payments to the Distributor in amounts not to exceed, on an annual basis 1.00% of the average daily net assets of the Advisor Class shares of each Fund. Each Fund is authorized to pay a Shareholder Service Fee of up to 0.25% of its average daily net assets. As required by Rule 12b-1, the Plan was initially approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"). The Plan may be terminated with respect to the Advisor Class by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of the Advisor Class. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to the Advisor Class requires approval by a majority of the shareholders of that Class. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or, with respect to a Class, by vote of a majority of the outstanding Shares of that Class. The Plan will continue in effect with respect to the Advisor Class shares for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued. In addition, with respect to the Advisor Class, the Trustees, in approving the Plan, determined that there is a reasonable likelihood that the Plan will benefit the Advisor Class Shareholders. The Board of Trustees believes that the Plan is in the best interests of the Advisor Class of the Funds since it encourages Fund growth.


                           OTHER SERVICE PROVIDERS

CUSTODIAN. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Funds.

SHAREHOLDER SERVICES AGENT, FUND ACCOUNTING AGENT AND FUND ADMINISTRATIVE AGENT; TRANSFER AGENT. FAM Shareholder Services, Inc., 384 North Grand Street, Cobleskill, New York 12043, an affiliate of the Advisor, serves as shareholder services agent, fund accounting agent and fund administrator for the Funds. The Trust is registered as a transfer agent with the U.S. Securities and Exchange Commission and acts as transfer agent for its own shares of beneficial interest.

INDEPENDENT AUDITORS. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the Funds' independent accountants.

FUND COUNSEL. Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.


                         INFORMATION ABOUT THE TRUST

The trust which is organized as a Massachusetts business trust, was established on June 18, 1986. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest in the Trust and to divide the interests in the Trust into one or more series of shares. The Trust currently consists of the two series of shares and each series of shares consists of two separate classes, the Investor Class Shares and the Advisor Class Shares. The Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.

                            BROKERAGE ALLOCATIONS

It is Fenimore's policy to allocate brokerage business to the best advantage and benefit of its shareholders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Fenimore and Fund shareholders, all factors considered. For the fiscal years ending December 31, 2003, 2002, and 2001, respectively, aggregate commissions paid totaled $175,414, $359,473, and $175,218 for FAM Value Fund. With respect to FAM Equity-Income, for the fiscal year ending December 31, 2003, 2002, and 2001, respectively the aggregate commissions paid totaled $37,927, $55,943, and $19,677. No commissions were paid by either Fund to any affiliated parties.


                         NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of a Fund's assets daily, less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange ("NYSE"), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Years Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trustees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of FAM Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

                           PERFORMANCE INFORMATION

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula: P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions).

Quotations of average annual total return after taxes on distributions and redemptions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula: P(1 = T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption).

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The performance information shown for a class of shares, the Investor Class shares, that are not offered in this Statement of Additional Information and which, unlike the Advisor Class shares, do not have a distribution fee. Absent the distribution fee, the Investor Class shares and the Advisor Class shares would have substantially similar performance results because the shares are invested in the same portfolio of securities. Because of the distribution fee, returns for the Advisor Class shares will be lower.

The Funds' returns for the one, five and ten year and since inception periods ended December 31, 2003 are as follows:


                                         1 Year         5 Years      10 Years
FAM Value Fund
  Return before taxes                    24.98%         9.08%         12.48%
  Return after taxes on distributions    24.49%         7.90%         11.25%
  Return after taxes on distributions
     and sale of fund shares             16.74%         7.34%         10.53%

                                                                  Since
                                         1 Year    5 Years      Inception*
FAM Equity-Income Fund
  Return before taxes                    20.30%     9.13%          11.34%
  Return after taxes on distributions    19.64%     8.17%          10.21%
  Return after taxes on distributions
     and sale of fund shares             13.23%     7.32%           9.27%

*FAM Equity Income Fund commenced investment operations on April 1, 1996.

Quotations of yield for a FAM Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


        6
Yield = 2[(a-b+1)-1]
        --
        cd


Where:  a = dividends and interest earned during the period.
        b = expenses accrued for the period (net of reimbursements).
        c = the average daily number of Shares outstanding during
            the period that were entitled to receive dividends.
        d = maximum offering price per Share on the last day of the period.

Performance information for any FAM Fund may be compared, in reports and promotional literature, to: (i) the Russell 2000 Index, the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, or other unmanaged indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the funds reflect only the performance of a hypothetical investment in the Funds during the particular time period on which the calculation are based. Performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


                            FINANCIAL STATEMENTS

The Financial Statements of each Fund's Advisor Class shares are included in the 2003 Annual Report to Shareholders and are incorporated by reference into this Statement of Additional Information. Copies of the Financial Statements may be obtained upon request and without charge from FAM at the address and telephone provided on the cover of this Statement of Additional Information.

                  CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.


TAX STATUS OF THE FUNDS

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year,
(2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.


FUND INVESTMENTS

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company distribution requirement. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any; this additional discount represents market discount for federal income tax purposes.

If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". The Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the Fund owns an interest in the debt security and receives a principal payment on it. The Fund may be required to allocate the principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the "accrued market discount."


DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a shareholder, whether paid in cash or reinvested in Fund shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Tax legislation enacted in 2003 generally provides for a maximum tax rate for individual taxpayers of 15% on distributions of capital gains and of certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.


DISPOSITIONS

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

                                   APPENDIX

Bond Rating Categories as defined by Standard & Poor's (S & P) are quoted in part and inserted herein for the information of potential investors in the FAM Funds as a reference as follows:

An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or availability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.    Nature of and provisions of the obligor;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.